Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (10.3%)
	Alphabet Inc. Class A	32,800,932	9,432,236
	Alphabet Inc. Class C	26,348,723	7,558,395
	Meta Platforms Inc. Class A	12,322,587	7,050,122
*	Netflix Inc.	23,787,657	2,287,183
	Verizon Communications Inc.	23,758,949	1,192,699
	AT&T Inc.	39,442,004	1,143,424
	Walt Disney Co.	9,980,633	961,933
	Comcast Corp. Class A	20,217,663	580,449
	T-Mobile US Inc.	2,669,454	560,665
*	Warner Bros Discovery Inc.	13,963,102	383,427
	Electronic Arts Inc.	1,268,900	258,691
*	Take-Two Interactive Software Inc.	980,616	193,672
*	Live Nation Entertainment Inc.	888,942	135,572
	Omnicom Group Inc.	1,773,614	133,571
*,1	Charter Communications Inc. Class A	485,188	104,742
*	EchoStar Corp. Class A	757,957	88,734
	TKO Group Holdings Inc.	372,999	75,215
	Fox Corp. Class A	1,114,120	65,065
	News Corp. Class A	2,609,654	65,059
*	Trade Desk Inc. Class A	2,481,208	56,299
	Fox Corp. Class B	816,632	43,363
	Paramount Skydance Corp. Class B	1,762,142	15,894
	News Corp. Class B	229,843	6,553
			32,392,963
Consumer Discretionary (9.9%)
*	Amazon.com Inc.	55,037,410	11,462,641
*	Tesla Inc.	15,845,306	5,890,492
	Home Depot Inc.	5,608,658	1,844,632
	McDonald's Corp.	4,012,281	1,246,977
	TJX Cos. Inc.	6,256,117	999,102
	Booking Holdings Inc.	181,608	764,628
	Lowe's Cos. Inc.	3,160,311	746,718
	Starbucks Corp.	6,418,838	575,064
*	O'Reilly Automotive Inc.	4,743,111	437,837
	Marriott International Inc. Class A	1,239,118	405,278
	Ross Stores Inc.	1,822,168	394,736
	Hilton Worldwide Holdings Inc.	1,291,784	392,806
	Royal Caribbean Cruises Ltd.	1,417,472	390,060
	General Motors Co.	5,092,992	379,428
	NIKE Inc. Class B	6,712,633	354,561
*	DoorDash Inc. Class A	2,106,165	316,241
*	AutoZone Inc.	93,341	315,285
*	Airbnb Inc. Class A	2,386,391	301,353
	Ford Motor Co.	22,077,675	254,776
*	Carvana Co.	796,647	250,450
	Yum! Brands Inc.	1,563,968	243,166
*	Chipotle Mexican Grill Inc.	7,337,945	234,888
	eBay Inc.	2,546,598	231,791
	Garmin Ltd.	921,675	213,838
	DR Horton Inc.	1,517,406	208,218
	Carnival Corp.	6,475,728	167,592
	Tapestry Inc.	1,140,189	160,892
	Expedia Group Inc.	659,231	152,210
	Tractor Supply Co.	2,976,690	134,844
*	Ulta Beauty Inc.	250,121	130,741
	Darden Restaurants Inc.	649,036	127,237
	PulteGroup Inc.	1,081,696	127,218
	Williams-Sonoma Inc.	673,119	122,730
	Lennar Corp. Class A	1,216,794	105,666

		Shares	Market Value ($000)
*	NVR Inc.	15,752	103,803
*	Lululemon Athletica Inc.	601,396	92,074
	Las Vegas Sands Corp.	1,703,114	91,764
*	Aptiv plc	1,197,585	83,160
	Genuine Parts Co.	783,274	82,831
*	Deckers Outdoor Corp.	799,219	79,994
	Ralph Lauren Corp.	218,180	75,052
	Best Buy Co. Inc.	1,100,043	70,623
	Hasbro Inc.	750,375	70,235
	Domino's Pizza Inc.	175,358	62,917
	Wynn Resorts Ltd.	475,943	48,332
*	Norwegian Cruise Line Holdings Ltd.	2,560,163	47,875
*	MGM Resorts International	1,084,032	40,120
	Pool Corp.	184,117	37,252
			31,070,128
Consumer Staples (5.2%)
	Walmart Inc.	24,697,262	3,069,376
	Costco Wholesale Corp.	2,500,767	2,491,839
	Procter & Gamble Co.	13,093,120	1,891,170
	Coca-Cola Co.	21,811,076	1,658,732
	Philip Morris International Inc.	8,770,415	1,450,100
	PepsiCo Inc.	7,699,474	1,195,651
	Altria Group Inc.	9,457,640	624,110
	Mondelez International Inc. Class A	7,222,235	416,290
	Colgate-Palmolive Co.	4,541,166	387,044
	Target Corp.	2,551,126	309,197
*	Monster Beverage Corp.	4,017,941	291,140
	Kroger Co.	3,280,322	237,364
	Keurig Dr Pepper Inc.	7,653,517	201,517
	Archer-Daniels-Midland Co.	2,707,609	196,816
	Sysco Corp.	2,698,322	192,471
	Kenvue Inc.	10,793,013	186,072
	Kimberly-Clark Corp.	1,869,836	180,383
	Hershey Co.	834,756	173,537
	Dollar General Corp.	1,239,589	147,176
	Church & Dwight Co. Inc.	1,333,100	124,405
	Constellation Brands Inc. Class A	791,660	118,749
*	Dollar Tree Inc.	1,042,094	114,120
	General Mills Inc.	3,002,793	111,764
	Kraft Heinz Co.	4,808,873	108,152
	Tyson Foods Inc. Class A	1,587,016	101,680
	Estee Lauder Cos. Inc. Class A	1,394,001	100,048
	Bunge Global SA	761,437	96,855
	McCormick & Co. Inc.	1,430,712	72,165
	Clorox Co.	682,443	70,722
	J M Smucker Co.	602,533	58,108
	Conagra Brands Inc.	2,690,619	42,297
	Molson Coors Beverage Co. Class B	955,208	41,131
	Hormel Foods Corp.	1,638,813	37,119
	Brown-Forman Corp. Class B	964,498	25,501
	Campbell's Co.	1,114,817	24,827
			16,547,628
Energy (4.0%)
	Exxon Mobil Corp.	23,544,477	3,994,556
	Chevron Corp.	10,560,985	2,185,068
	ConocoPhillips	6,902,579	911,140
	Williams Cos. Inc.	6,880,290	500,747
	EOG Resources Inc.	3,056,927	441,940
	SLB Ltd.	8,424,161	432,918
	Valero Energy Corp.	1,718,410	424,585
	Phillips 66	2,270,024	413,553
	Marathon Petroleum Corp.	1,662,014	405,830
	Kinder Morgan Inc.	11,029,914	369,833
	Baker Hughes Co.	5,567,350	339,887
	ONEOK Inc.	3,544,997	320,432
	Targa Resources Corp.	1,209,379	303,228
	Occidental Petroleum Corp.	4,050,199	263,263
	EQT Corp.	3,514,246	223,647
	Diamondback Energy Inc.	1,093,528	216,289

		Shares	Market Value ($000)
	Halliburton Co.	4,722,430	184,127
	Devon Energy Corp.	3,493,345	175,785
	Texas Pacific Land Corp.	326,456	154,923
	Coterra Energy Inc.	4,277,724	150,319
	Expand Energy Corp.	1,341,508	147,271
	APA Corp.	2,000,803	84,914
			12,644,255
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	10,331,271	4,950,745
	JPMorgan Chase & Co.	14,323,209	4,213,315
	Visa Inc. Class A	9,171,302	2,771,934
	Mastercard Inc. Class A	4,588,347	2,292,614
	Bank of America Corp.	36,004,921	1,755,240
	Wells Fargo & Co.	17,423,804	1,387,109
	Goldman Sachs Group Inc.	1,602,908	1,356,044
	Morgan Stanley	6,777,950	1,115,447
	Citigroup Inc. (XNYS)	9,502,805	1,077,713
	American Express Co.	3,017,202	912,643
	Charles Schwab Corp.	9,410,213	884,372
	Blackrock Inc.	812,909	781,783
	S&P Global Inc.	1,723,967	733,272
	Chubb Ltd.	2,049,220	667,902
	Progressive Corp.	3,302,151	654,618
	Capital One Financial Corp.	3,521,637	642,452
	CME Group Inc.	2,031,538	600,015
	Intercontinental Exchange Inc.	3,199,375	503,198
	Blackstone Inc.	4,218,045	485,033
	PNC Financial Services Group Inc.	2,275,598	473,529
	Marsh & McLennan Cos. Inc.	2,727,600	473,102
	Bank of New York Mellon Corp.	3,877,185	459,951
	US Bancorp	8,757,781	455,492
	Aon plc Class A (XNYS)	1,208,510	390,083
	Moody's Corp.	864,357	377,076
	KKR & Co. Inc.	3,867,187	357,715
	Travelers Cos. Inc.	1,218,249	355,339
	Truist Financial Corp.	7,112,883	326,979
	Arthur J Gallagher & Co.	1,447,827	313,570
*	Robinhood Markets Inc. Class A	4,452,694	308,572
	Allstate Corp.	1,464,859	303,724
	Apollo Global Management Inc.	2,616,091	291,485
	Aflac Inc.	2,630,026	288,540
	Fifth Third Bancorp	5,070,834	235,591
	Ameriprise Financial Inc.	514,338	228,572
	American International Group Inc.	3,023,010	227,482
	MSCI Inc.	413,931	223,113
	PayPal Holdings Inc. (XNGS)	4,852,284	219,469
*	Coinbase Global Inc. Class A	1,256,607	219,416
	MetLife Inc.	3,101,290	219,323
	Nasdaq Inc.	2,529,720	214,748
	Hartford Insurance Group Inc.	1,571,273	212,483
	State Street Corp.	1,571,550	198,895
*	Arch Capital Group Ltd.	2,013,522	193,278
	Prudential Financial Inc.	1,959,842	191,457
*	Block Inc. (XNYS)	3,084,233	185,609
	Huntington Bancshares Inc.	11,426,720	178,828
	M&T Bank Corp.	855,099	176,766
*	Fiserv Inc.	3,030,206	169,086
	Interactive Brokers Group Inc. Class A	2,509,037	168,281
	Cboe Global Markets Inc.	589,942	165,815
	Willis Towers Watson plc	536,183	155,868
	Northern Trust Corp.	1,050,968	146,684
	Citizens Financial Group Inc.	2,396,438	143,714
	Raymond James Financial Inc.	979,534	141,827
	Cincinnati Financial Corp.	878,743	138,270
	Fidelity National Information Services Inc.	2,916,641	136,820
	Synchrony Financial	1,959,716	133,300
	Regions Financial Corp.	4,892,207	127,785
	Ares Management Corp. Class A	1,161,605	126,731
*	Corpay Inc.	394,570	114,816

		Shares	Market Value ($000)
	W R Berkley Corp.	1,678,866	111,275
	T Rowe Price Group Inc.	1,233,256	111,166
	Brown & Brown Inc.	1,649,268	107,549
	KeyCorp	5,278,003	105,824
	Loews Corp.	951,521	101,565
	Principal Financial Group Inc.	1,113,932	100,376
	Global Payments Inc. (XNYS)	1,282,817	86,334
	Everest Group Ltd.	229,709	75,080
	Jack Henry & Associates Inc.	407,228	64,358
	Globe Life Inc.	448,357	62,398
	Assurant Inc.	282,256	61,478
	Invesco Ltd.	2,499,913	60,723
	FactSet Research Systems Inc.	209,345	45,426
	Franklin Resources Inc.	1,728,401	40,825
	Erie Indemnity Co. Class A	142,634	35,845
			39,124,855
Health Care (9.5%)
	Eli Lilly & Co.	4,464,511	4,106,323
	Johnson & Johnson	13,577,420	3,318,865
	AbbVie Inc.	9,957,573	2,165,673
	Merck & Co. Inc.	13,983,835	1,682,116
	UnitedHealth Group Inc.	5,103,481	1,380,951
	Amgen Inc.	3,033,869	1,067,467
	Thermo Fisher Scientific Inc.	2,116,859	1,040,500
	Abbott Laboratories	9,796,886	1,005,846
	Gilead Sciences Inc.	6,990,159	974,218
*	Intuitive Surgical Inc.	2,000,817	922,357
	Pfizer Inc.	32,033,716	899,507
	Bristol-Myers Squibb Co.	11,473,653	695,877
	Danaher Corp.	3,544,873	672,108
*	Vertex Pharmaceuticals Inc.	1,431,081	639,035
	Stryker Corp.	1,940,488	637,625
	Medtronic plc	7,222,916	625,866
	McKesson Corp.	690,071	597,160
*	Boston Scientific Corp.	8,355,424	524,303
	CVS Health Corp.	7,167,412	514,764
	Regeneron Pharmaceuticals Inc.	567,949	438,820
	HCA Healthcare Inc.	881,879	417,340
	Cigna Group	1,484,312	395,940
	Elevance Health Inc. (XNYS)	1,243,429	364,014
	Cencora Inc.	1,095,925	344,274
	Zoetis Inc.	2,378,344	281,144
	Cardinal Health Inc.	1,325,667	280,127
*	Edwards Lifesciences Corp.	3,269,441	261,817
*	IDEXX Laboratories Inc.	449,889	252,788
	Becton Dickinson & Co.	1,604,251	252,236
	ResMed Inc.	820,712	184,233
	GE HealthCare Technologies Inc.	2,567,755	182,773
	Agilent Technologies Inc.	1,592,909	181,560
*	Waters Corp.	552,181	164,440
*	IQVIA Holdings Inc.	954,745	162,822
*	Biogen Inc.	826,722	151,563
*	Mettler-Toledo International Inc.	114,626	144,566
*	Dexcom Inc.	2,170,471	136,306
	Labcorp Holdings Inc.	467,523	124,740
	STERIS plc	552,093	122,084
	Quest Diagnostics Inc.	620,020	121,512
	Humana Inc.	679,272	117,779
	West Pharmaceutical Services Inc.	405,511	101,637
	Zimmer Biomet Holdings Inc.	1,116,460	100,950
*	Moderna Inc.	1,956,820	99,406
*	Hologic Inc.	1,254,403	94,820
*	Incyte Corp.	941,267	88,592
	Viatris Inc.	6,489,066	87,667
*	Centene Corp.	2,635,097	86,273
*	Insulet Corp.	396,331	83,166
*	Cooper Cos. Inc.	1,103,498	78,900
*	Align Technology Inc.	375,700	64,406
	Revvity Inc.	638,443	55,934

		Shares	Market Value ($000)
	Universal Health Services Inc. Class B	311,234	55,702
*	Solventum Corp.	830,874	54,256
	Baxter International Inc.	2,890,197	48,555
*	Charles River Laboratories International Inc.	277,156	47,809
	Bio-Techne Corp.	882,745	46,132
*	Henry Schein Inc.	563,571	41,535
*	DaVita Inc.	188,713	29,003
			29,818,182
Industrials (9.0%)
	Caterpillar Inc.	2,621,454	1,857,195
	General Electric Co.	5,909,043	1,676,809
	RTX Corp.	7,562,488	1,458,804
	GE Vernova Inc.	1,518,533	1,325,527
*	Boeing Co.	4,424,661	880,640
*	Uber Technologies Inc.	11,595,545	834,067
	Union Pacific Corp.	3,343,239	811,137
	Honeywell International Inc.	3,576,966	808,502
	Deere & Co.	1,420,354	800,085
	Eaton Corp. plc	2,188,291	782,686
	Lockheed Martin Corp.	1,140,733	689,448
	Parker-Hannifin Corp.	711,133	636,635
	Vertiv Holdings Co. Class A	2,155,312	540,078
	Howmet Aerospace Inc.	2,258,912	520,589
	Trane Technologies plc	1,246,885	519,627
	Northrop Grumman Corp.	751,629	512,791
	General Dynamics Corp.	1,429,848	490,752
	Waste Management Inc.	2,090,597	480,398
	Quanta Services Inc.	840,113	461,239
	Automatic Data Processing Inc.	2,268,859	460,987
	Johnson Controls International plc	3,448,045	451,521
	FedEx Corp.	1,218,706	434,079
	3M Co.	2,967,455	430,963
	CSX Corp.	10,476,911	430,077
	Cummins Inc.	778,452	418,823
	Emerson Electric Co.	3,166,380	414,859
	United Parcel Service Inc. Class B (XNYS)	4,163,618	409,617
	Illinois Tool Works Inc.	1,477,789	384,654
	TransDigm Group Inc.	318,179	368,757
	L3Harris Technologies Inc.	1,052,318	363,208
	Norfolk Southern Corp.	1,265,259	363,129
	PACCAR Inc.	2,960,276	341,912
	Cintas Corp.	1,915,028	323,908
	Fastenal Co.	6,468,774	300,151
	AMETEK Inc.	1,297,002	278,025
	Comfort Systems USA Inc.	198,272	273,415
	WW Grainger Inc.	246,455	268,836
	United Rentals Inc.	354,928	258,586
	Carrier Global Corp.	4,426,009	249,229
	Republic Services Inc.	1,133,343	248,225
	Delta Air Lines Inc.	3,659,085	243,256
	Westinghouse Air Brake Technologies Corp.	960,797	240,113
	Rockwell Automation Inc.	633,039	227,185
	Old Dominion Freight Line Inc.	1,036,765	202,584
*	Axon Enterprise Inc.	444,484	188,768
	EMCOR Group Inc.	252,212	186,211
	Otis Worldwide Corp.	2,188,709	168,706
*	United Airlines Holdings Inc.	1,821,879	167,740
	Paychex Inc.	1,818,975	167,564
*	Copart Inc.	5,017,373	166,577
	Xylem Inc.	1,372,237	163,982
	Ingersoll Rand Inc. (XYNS)	2,003,967	160,558
	Dover Corp.	759,371	158,291
	Verisk Analytics Inc.	785,339	149,018
	Hubbell Inc.	299,286	146,872
	Veralto Corp.	1,400,298	123,814
	Equifax Inc.	678,700	122,213
	Leidos Holdings Inc.	720,962	112,124
	CH Robinson Worldwide Inc.	668,957	111,094
	Expeditors International of Washington Inc.	754,283	108,036

		Shares	Market Value ($000)
	Broadridge Financial Solutions Inc.	657,203	106,782
	Snap-on Inc.	292,275	106,160
	Southwest Airlines Co.	2,770,077	104,072
	Fortive Corp.	1,764,857	97,561
	JB Hunt Transport Services Inc.	420,728	89,152
	Rollins Inc.	1,653,859	88,333
	Textron Inc.	980,671	85,868
	Jacobs Solutions Inc.	661,298	84,170
	Huntington Ingalls Industries Inc.	221,114	84,001
	Lennox International Inc.	180,137	83,607
	Pentair plc	923,380	80,436
	IDEX Corp.	422,592	80,102
	Nordson Corp.	297,838	79,243
	Allegion plc	485,468	70,534
	Masco Corp.	1,144,703	69,106
*	Generac Holdings Inc.	331,029	64,660
	Stanley Black & Decker Inc.	871,186	61,906
*	Builders FirstSource Inc.	624,358	51,403
	A O Smith Corp.	634,491	41,838
			28,403,610
Information Technology (32.9%)
	NVIDIA Corp.	136,906,450	23,876,485
	Apple Inc.	82,713,702	20,991,910
	Microsoft Corp.	41,836,091	15,486,466
	Broadcom Inc.	26,712,394	8,267,753
	Micron Technology Inc.	6,341,132	2,142,288
*	Palantir Technologies Inc. Class A	12,869,978	1,882,620
*	Advanced Micro Devices Inc.	9,185,760	1,868,659
	Cisco Systems Inc.	22,260,645	1,727,203
	Applied Materials Inc.	4,471,852	1,528,434
	Lam Research Corp.	7,035,615	1,503,230
	Oracle Corp.	9,553,709	1,405,446
	International Business Machines Corp.	5,266,489	1,276,544
*	Intel Corp.	26,453,406	1,167,389
	KLA Corp.	738,496	1,087,369
	Texas Instruments Inc.	5,113,185	992,674
	Salesforce Inc.	5,279,137	985,457
	Analog Devices Inc.	2,752,959	875,826
	Amphenol Corp. Class A	6,925,490	875,036
	QUALCOMM Inc.	6,011,543	774,167
*	Palo Alto Networks Inc.	4,552,749	729,897
*	Arista Networks Inc.	5,817,816	714,311
	Accenture plc Class A	3,466,980	687,467
	Intuit Inc.	1,567,817	677,893
*	ServiceNow Inc.	5,893,261	616,140
*	AppLovin Corp. Class A	1,526,827	607,677
	Corning Inc.	4,398,696	598,091
*	Adobe Inc.	2,312,813	562,199
*	Crowdstrike Holdings Inc. Class A	1,420,335	554,513
*	Sandisk Corp.	831,587	528,341
	Western Digital Corp.	1,910,155	516,678
	Seagate Technology Holdings plc	1,228,635	481,330
*	Synopsys Inc.	1,077,900	427,366
*	Cadence Design Systems Inc.	1,533,614	426,145
	Motorola Solutions Inc.	933,348	405,045
	TE Connectivity plc	1,653,227	345,558
*	Ciena Corp.	793,588	308,095
	Monolithic Power Systems Inc.	274,434	300,052
*	Fortinet Inc.	3,561,371	291,035
*	Autodesk Inc.	1,194,454	285,952
*	Lumentum Holdings Inc.	402,271	282,700
	NXP Semiconductors NV	1,417,979	279,143
	Dell Technologies Inc. Class C	1,674,378	274,816
*	Keysight Technologies Inc.	966,386	272,878
	Teradyne Inc.	882,333	261,576
*	Coherent Corp.	1,056,283	251,617
*	Datadog Inc. Class A	1,849,540	218,338
	Roper Technologies Inc.	600,568	212,517
	Microchip Technology Inc.	3,048,110	196,938

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	7,482,470	178,158
	Cognizant Technology Solutions Corp. Class A	2,692,199	165,166
*	Teledyne Technologies Inc.	264,720	160,158
	Jabil Inc.	594,444	157,902
*	Workday Inc. Class A	1,198,904	155,762
*	Fair Isaac Corp.	133,560	142,581
*	ON Semiconductor Corp.	2,221,906	137,580
	Qnity Electronics Inc.	1,179,227	136,059
*	First Solar Inc.	605,164	119,375
	VeriSign Inc.	465,104	115,513
	NetApp Inc. (XNGS)	1,084,797	111,072
	HP Inc.	5,169,418	99,305
*	PTC Inc.	670,135	95,488
*	Akamai Technologies Inc.	810,181	93,049
*	F5 Inc.	318,289	92,091
	CDW Corp.	734,337	88,869
*	Trimble Inc.	1,341,477	87,505
*	Tyler Technologies Inc.	242,820	83,137
*	Super Micro Computer Inc. (XNGS)	2,840,917	64,688
*	GoDaddy Inc. Class A	761,849	62,982
*	Gartner Inc.	395,999	62,703
	Gen Digital Inc. (XNGS)	3,112,367	58,606
*	Zebra Technologies Corp. Class A	276,432	57,796
	Skyworks Solutions Inc.	844,554	45,226
*	EPAM Systems Inc.	310,502	42,042
			103,642,077
Materials (2.1%)
	Linde plc	2,630,832	1,304,261
	Newmont Corp. (XNYS)	6,148,471	665,572
	Freeport-McMoRan Inc.	8,097,694	475,983
	Sherwin-Williams Co.	1,298,922	416,370
	CRH plc	3,776,363	396,971
	Ecolab Inc.	1,436,250	382,071
	Air Products & Chemicals Inc.	1,254,499	364,419
	Corteva Inc.	3,789,177	317,192
	Nucor Corp.	1,289,553	218,063
	Vulcan Materials Co.	744,110	202,621
	Martin Marietta Materials Inc.	339,769	200,015
	Dow Inc.	4,045,503	168,495
	Steel Dynamics Inc.	772,850	139,113
	PPG Industries Inc.	1,263,580	135,052
	Albemarle Corp.	664,793	119,350
	Smurfit Westrock plc	2,940,469	117,178
	LyondellBasell Industries NV Class A	1,449,186	116,746
	CF Industries Holdings Inc.	877,921	113,989
	Packaging Corp. of America	502,824	106,709
	International Paper Co.	2,976,766	106,271
	DuPont de Nemours Inc.	2,304,282	105,536
	International Flavors & Fragrances Inc.	1,444,856	104,824
	Amcor plc	2,606,028	103,590
	Ball Corp.	1,510,097	89,262
	Avery Dennison Corp.	435,079	75,130
	Mosaic Co.	1,785,880	45,540
			6,590,323
Real Estate (1.9%)
	Welltower Inc.	3,931,167	777,231
	Prologis Inc.	5,237,191	692,252
	Equinix Inc.	553,573	542,634
	American Tower Corp.	2,637,628	455,202
	Simon Property Group Inc.	1,832,274	341,774
	Digital Realty Trust Inc.	1,819,493	327,891
	Realty Income Corp.	5,182,850	317,087
	Public Storage	889,451	240,935
*	CBRE Group Inc. Class A	1,637,005	221,749
	Ventas Inc.	2,675,979	218,842
	Crown Castle Inc.	2,452,575	199,419
	Iron Mountain Inc.	1,666,372	170,203
	Extra Space Storage Inc.	1,195,764	156,801
	VICI Properties Inc. (XNYS)	5,549,598	151,615

		Shares	Market Value ($000)
	AvalonBay Communities Inc.	797,244	130,230
	Equity Residential	1,936,507	114,544
	SBA Communications Corp.	599,513	103,182
	Weyerhaeuser Co.	4,059,847	99,182
*	CoStar Group Inc.	2,385,107	96,215
	Essex Property Trust Inc.	363,600	87,991
	Kimco Realty Corp.	3,802,531	85,443
	Mid-America Apartment Communities Inc.	659,006	80,478
	Invitation Homes Inc.	3,173,726	78,867
	Regency Centers Corp.	928,066	70,217
	Host Hotels & Resorts Inc.	3,606,172	69,094
	Healthpeak Properties Inc.	3,918,713	64,384
	UDR Inc.	1,695,893	57,287
	Camden Property Trust	583,084	56,944
	Federal Realty Investment Trust	442,296	46,976
	BXP Inc.	829,027	43,027
	Alexandria Real Estate Equities Inc.	880,388	40,868
			6,138,564
Utilities (2.5%)
	NextEra Energy Inc.	11,733,532	1,089,811
	Southern Co.	6,203,906	598,801
	Duke Energy Corp.	4,381,562	573,722
	Constellation Energy Corp.	1,755,718	490,284
	American Electric Power Co. Inc.	3,047,317	399,442
	Sempra	3,677,125	357,306
	Dominion Energy Inc.	4,810,873	297,408
	Entergy Corp.	2,548,653	286,367
	Exelon Corp.	5,763,339	282,519
	Vistra Corp.	1,794,500	269,767
	Xcel Energy Inc.	3,332,794	264,757
	Consolidated Edison Inc.	2,034,874	230,307
	Public Service Enterprise Group Inc.	2,812,206	227,648
	PG&E Corp.	12,383,763	217,583
	WEC Energy Group Inc.	1,833,403	212,253
	NRG Energy Inc.	1,196,560	174,865
	Atmos Energy Corp.	932,061	172,170
	Ameren Corp.	1,556,706	171,113
	DTE Energy Co.	1,169,791	171,047
	PPL Corp.	4,167,795	159,210
	CenterPoint Energy Inc.	3,679,128	158,791
	Edison International	2,167,817	158,641
	American Water Works Co. Inc.	1,098,985	149,561
	FirstEnergy Corp.	2,927,874	148,326
	Eversource Energy	2,113,510	146,424
	CMS Energy Corp.	1,727,377	134,010
	NiSource Inc.	2,694,819	125,740
	Evergy Inc.	1,297,114	106,260
	Alliant Energy Corp.	1,447,381	103,864
	Pinnacle West Capital Corp.	674,446	67,951
	AES Corp.	4,009,662	56,496
			8,002,444
Total Common Stocks (Cost $83,121,492)			314,375,029
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.687% (Cost $666,759)	6,668,221	666,755
Total Investments (99.9%) (Cost $83,788,251)			315,041,784
Other Assets and Liabilities—Net (0.1%)			297,998
Net Assets (100%)			315,339,782
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,724.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $18,555 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	897	294,698	504

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	65,053	(4.490)	2,120	—
Citigroup Inc.	8/31/2027	BANA	39,225	(4.380)	—	(395)
Global Payments Inc.	8/31/2026	BANA	4,125	(4.359)	—	(205)
Goldman Sachs Group Inc.	8/31/2027	BANA	73,117	(4.461)	306	—
JPMorgan Chase & Co.	8/31/2027	BANA	256,199	(4.437)	—	(1,282)
NetApp Inc.	8/31/2026	BANA	3,302	(4.313)	—	(100)
PayPal Holdings Inc.	8/31/2026	BANA	15,015	(4.469)	116	—
Raymond James Financial Inc.	2/1/2027	CITNA	1,396	(4.140)	8	—
VICI Properties Inc.	8/31/2026	BANA	12,781	(4.337)	327	—
Visa Inc. Class A	8/31/2026	BANA	91,473	(3.630)	—	(856)
					2,877	(2,838)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default

(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	314,375,029	—	—	314,375,029
Temporary Cash Investments	666,755	—	—	666,755
Total	315,041,784	—	—	315,041,784
Derivative Financial Instruments
Assets
Futures Contracts[1]	504	—	—	504
Swap Contracts	—	2,877	—	2,877
Total	504	2,877	—	3,381
Liabilities
Swap Contracts	—	(2,838)	—	(2,838)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.